LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Loan Agreements [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds
Repayment amount

2016	$17,050
2017	4,150
2018	5,000
2019	38,750

Total principal payments	64,950
Less: unamortized original issue discount	(1,366)

Fair value of principal payments	63,584
Less: current portion	(16,664)

Long-term debt	$46,920